Commitments and Contingencies - Schedule of Future Minimum Annual Lease Payments (Details)	Jul. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 37,000
2020	14,000
Total	$ 51,000